Debt - Summary of Outstanding Debt (Parenthetical) (Detail) - Genius Sports Italy Srl Mortgage [Member]	12 Months Ended
Dec. 31, 2025
Debt Instrument [Line Items]
Long term debt maturity month ending	2025-12
Long term debt effective rate of interest	3.50%